NON-CONTROLLING INTERESTS - Summary of Preferred Equity (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of preference shares [Line Items]
Number of shares outstanding (in shares)	308,051,190		308,051,190
Distributions or dividends declared	$ (500)	$ (354)	$ (855)	$ (695)
Class A Preference Shares
Disclosure of preference shares [Line Items]
Number of shares outstanding (in shares)	31,030,000.00		31,030,000.00
Distributions or dividends declared			$ 13	13
Non-controlling interests	$ 624		$ 624		$ 609
Series 1 (C$136)
Disclosure of preference shares [Line Items]
Number of shares outstanding (in shares)	6,850,000		6,850,000
Cumulative distribution rate (%)			3.10%
Earliest permitted redemption date			April 2025
Distributions or dividends declared			$ 2	2
Non-controlling interests	$ 138		$ 138		134
Series 2 (C$113)
Disclosure of preference shares [Line Items]
Number of shares outstanding (in shares)	3,110,000		3,110,000
Cumulative distribution rate (%)			2.70%
Earliest permitted redemption date			April 2025
Distributions or dividends declared			$ 2	2
Non-controlling interests	$ 62		$ 62		62
Series 3 (C$249)
Disclosure of preference shares [Line Items]
Number of shares outstanding (in shares)	9,960,000		9,960,000
Cumulative distribution rate (%)			4.40%
Earliest permitted redemption date			July 2024
Distributions or dividends declared			$ 4	4
Non-controlling interests	$ 200		$ 200		195
Series 5 (C$103)
Disclosure of preference shares [Line Items]
Number of shares outstanding (in shares)	4,110,000		4,110,000
Cumulative distribution rate (%)			5.00%
Earliest permitted redemption date			April 2018
Distributions or dividends declared			$ 2	2
Non-controlling interests	$ 83		$ 83		81
Series 6 (C$175)
Disclosure of preference shares [Line Items]
Number of shares outstanding (in shares)	7,000,000.00		7,000,000.00
Cumulative distribution rate (%)			5.00%
Earliest permitted redemption date			July 2018
Distributions or dividends declared			$ 3	$ 3
Non-controlling interests	$ 141		$ 141		$ 137